ANTARES PHARMA, INC.

707 EAGLEVIEW BOULEVARD

EXTON, PENNSYLVANIA 19341

August 11, 2005

VIA FACSIMILE AND FEDERAL EXPRESS AND TRANSMITTED VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, Northwest

Washington, DC 20549

Attention:   Jay Mumford, Esq.

Re:	Antares Pharma, Inc.

Form S-3 (“Amendment”)

Filed July 22, 2005

Commission File No. 333-109114

Dear Mr. Mumford:

On behalf of Antares Pharma, Inc., and pursuant to your conversation with our counsel at Leonard, Street and Deinard Professional Association, attached are certain pages of the above-captioned Amendment, marked to reflect changes made thereto based on the comments contained in the letter to the company, dated of even date herewith, from Russell Mancuso, Branch Chief, United States Securities and Exchange Commission. As you know, our hope is to have the Registration Statement on Form S-3 we originally filed on July 22, 2005 (“Registration Statement”) declared effective prior to the required filing of our Quarterly Report on Form 10-Q for the period ended June 30, 2004, which is due on Monday, August 15, 2005. Presuming that the changes reflected in the attached are acceptable, we are prepared to immediately file the Amendment, this correspondence and a related acceleration request via EDGAR.

The following information is provided on behalf of the Antares Pharma in response to Mr. Mancuso’s letter referred to above, a copy of which is attached to the facsimile and Federal Express copy of this letter. We have reproduced below the comments contained in Mr. Mancuso’s letter, together with our responses (in indented, boldface type).

Facing Page

1.	If your filing is based on Rule 429, please say so and identify the appropriate registration statement in accordance with the requirements of Rule 429(b).

We have complied with this comment.

United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Jay Mumford, Esq., Staff Attorney

August 11, 2005

Prospectus

2.	We note your reference on page 18 to information in previous prospectuses. Information in prospectuses may not be incorporated by reference to a prior prospectus. Instead, you must file a prospectus that includes all of the information that would be required in a prospectus relating to all offerings that the rule 429 prospectus covers, including a complete, current selling shareholders table.

We have also complied with this comment.

Again, we sincerely appreciate your prompt attention to this matter. If you have any questions, please do not hesitate to call me at (610) 458-0275 or our counsel, Jeffrey Cotter, at (612) 335-1444.

Very truly yours,

/S/ LAWRENCE M. CHRISTIAN
Lawrence M. Christian
Chief Financial Officer

Enclosures